Fair Value Measurements (Details 3) - Nonrecurring - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Total Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		$ 6,590	$ 5,950
Other real estate owned and repossessed assets		13,182	14,162
Total Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Other real estate owned and repossessed assets		0	0
Total Fair Value | Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Other real estate owned and repossessed assets		0	0
Total Fair Value | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		6,590	5,950
Other real estate owned and repossessed assets		13,182	14,162
Total Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on impaired loans	[1]	(788)	(1,029)
Gains (losses) on other real estate owned and repossessed assets	[1]	(250)	25
Commercial, financial, and agricultural | Total Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		1,114	584
Commercial, financial, and agricultural | Total Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Commercial, financial, and agricultural | Total Fair Value | Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Commercial, financial, and agricultural | Total Fair Value | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		1,114	584
Commercial, financial, and agricultural | Total Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on impaired loans	[1]	(521)	(421)
Real estate construction - commercial | Total Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		49	42
Real estate construction - commercial | Total Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Real estate construction - commercial | Total Fair Value | Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Real estate construction - commercial | Total Fair Value | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		49	42
Real estate construction - commercial | Total Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on impaired loans	[1]	0	0
Real estate mortgage - residential | Total Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		3,877	3,602
Real estate mortgage - residential | Total Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Real estate mortgage - residential | Total Fair Value | Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Real estate mortgage - residential | Total Fair Value | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		3,877	3,602
Real estate mortgage - residential | Total Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on impaired loans	[1]	(204)	(316)
Real estate mortgage - commercial | Total Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		1,395	1,641
Real estate mortgage - commercial | Total Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Real estate mortgage - commercial | Total Fair Value | Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Real estate mortgage - commercial | Total Fair Value | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		1,395	1,641
Real estate mortgage - commercial | Total Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on impaired loans	[1]	(26)	(257)
Consumer | Total Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		155	81
Consumer | Total Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Consumer | Total Fair Value | Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Consumer | Total Fair Value | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		155	81
Consumer | Total Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on impaired loans	[1]	$ (37)	$ (35)

[1]	Total gains (losses) reported for other real estate owned and repossessed assets includes charge-offs, valuation write-downs, and net losses taken during the periods reported.